Income Taxes - Components of Income Tax (Benefit) Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 6	$ 2	$ (8)
State	0	1	1
Foreign	73	61	44
Deferred
Federal	(10)	(15)	(8)
State	(4)	0	(1)
Foreign	(23)	2	(39)
Total income tax expense (benefit)	$ 42	$ 51	$ (11)